Note 16 - Regulatory Restrictions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Banking and Thrift Disclosure [Text Block]
16.	REGULATORY R ESTRICTIONS

The Company is subject to the regulatory requirements of the Federal Reserve System as a bank holding company. The bank is subject to regulations of the Federal Deposit Insurance Corporation (“FDIC”) and the State of Ohio, Division of Financial Institutions.

Cash Requirements

The Federal Reserve Bank
of Cleveland requires the Company to maintain certain average reserve balances. As of
December 31, 2017
and
2016,
the Bank had required reserves of
$15.8
million and
$2.9
million comprising vault cash and a depository amount held with the Federal Reserve Bank.

Loans

Federal law prevents the Company from borrowing from the Bank unless the loans are secured by specific obligations. Further, such secured loans are limited in amount of
10
% of the Bank’s common stock and capital surplus.

Dividends

MBC
is subject to dividend restrictions that generally limit the amount of dividends that can be paid by an Ohio state-chartered bank. Under the Ohio Banking Code, cash dividends may
not
exceed net profits as defined for that year combined with retained net profits for the two
preceding years less any required transfers to surplus. Under this formula the amount available for payment of dividends for
2017
approximates
$5.1
million plus
2018
profits retained up to the date of the dividend declaration. As a condition to the ODFI’s approval of the merger of Liberty into MBC, until the second
anniversary of the merger, that is until
January 12, 2019,
MBC is required to obtain the ODFI’s advance approval for dividend payments to the Company.